Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	€ (11,508,019)	€ (4,913,900)	€ (16,017,629)
Adjustments for:
Depreciation of property and equipment	4,365,939	5,132,605	4,907,832
Amortization of intangible assets	1,735,459	1,910,985	1,629,195
Impairment loss on trade receivables	283,580	323,200	284,758
Fair value (gains) / losses on non-current financial assets at fair value through profit or loss	(352,101)
Financial result excluding fair value gains on non-current financial assets at fair value through profit or loss	1,128,237	1,420,968	1,642,182
Foreign currency effect	521,390	(2,047,671)	527,879
Income tax expense	1,216,908	1,418,134	741,565
Inventories	(18,149,564)	(2,770,234)	5,993,324
Trade accounts receivables and other assets	(8,689,507)	(3,994,649)	1,930,745
Prepayments	707,191	(143,969)	295,698
Trade accounts payable and other liabilities	7,816,483	4,364,133	4,887,316
Provisions	500,450	(1,416,586)	(168,975)
Current and deferred income taxes	(52,983)	580,173	(151,431)
Income taxes paid	(1,733,836)	(1,354,676)	(1,246,492)
Cash generated from / (used in) operating activities	(22,210,371)	(1,491,487)	5,255,968
Cash flow from investing activities
Proceeds from sale of property and equipment	100,313	35,505
Acquisition of a subsidiary, net of cash acquired	(2,836,535)
Acquisition of property and equipment	(5,608,549)	(2,819,124)	(1,536,200)
Acquisition of intangible assets	(154,681)	(86,850)	(1,554,787)
Acquisition of other investments	(738,007)
Net cash used in investing activities	(9,237,460)	(2,870,468)	(3,090,987)
Cash flow from financing activities
Issuance of share capital		90,844,618	100,000
Payment of transaction costs		(2,847,365)
Interest paid	(880,419)	(1,236,102)	(1,584,082)
Proceeds from loans and borrowings	55,552,179	53,577,777	59,368,855
Repayment loans and borrowings	(44,431,773)	(60,473,984)	(58,931,938)
Payment of lease liabilities	(2,031,598)	(3,627,998)	(1,748,088)
Net cash provided by / (used in) financing activities	8,208,389	76,236,946	(2,795,254)
Net increase / (decrease) in cash and cash equivalents	(23,239,443)	71,874,992	(630,273)
Cash and cash equivalents at January 1	81,021,280	9,335,123	9,943,184
Foreign currency effect	222,307	(188,835)	22,211
Cash and cash equivalents at December 31	€ 58,004,145	€ 81,021,280	€ 9,335,123